Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Number
Common shares	of shares

Balance, December 31, 2013	14,958,277
Issued through at-the-market offering (i)	30,513
Issued through common share offering (ii)	1,500,000
Issued upon exercise of options in cashless transaction	32,212
Issued for cash upon exercise of options	70,000

Balance, December 31, 2014	16,591,002
Issued through at-the-market offering (i)	554,247
Issued through common share offering (iii)	2,875,000
Issued upon vesting of restricted share units, net of tax	7,246
Issued upon exercise of options in cashless transaction	10,431
Issued for cash upon exercise of options	109,411
Balance, December 31, 2015	20,147,337

(i)
On February 18, 2014, the Company completed a prospectus supplement under which the Company may issue common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $8,900. During the year ended December 31, 2015, the Company issued 554,247 common shares (2014 – 30,513 common shares) in the ATM offering for gross proceeds of $5,334 (2014 - $289). As at December 31, 2015, $3,277 remains available for issuance under the prospectus supplement.

(ii)
On March 11, 2014, the Company completed a prospectus offering of 1,500,000 common shares from treasury at CAD $10.00 per common share for net proceeds of $12,369. Additionally, 1,500,000 common shares were sold in a secondary offering from CarCor Investment Holdings LLC, the shareholder from which the Company purchased Correvio, at CAD $10.00 per common share for net proceeds of $12,720.  The Company did not receive any of the proceeds of the sale of common shares by CarCor Investment Holdings LLC.

(iii)	On August 13, 2015, the Company completed a prospectus offering of 2,875,000 common shares from treasury at USD $8.00 per common share for gross proceeds of $23,000.